CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 1,221	$ 2,741
Restricted cash	5,407	4,857
Accounts receivable, net	12,372	11,087
Deferred tax assets, net	145	133
Prepaid expenses and other current assets	1,009	809
Current assets from discontinued operations		1,037
Total current assets	20,154	20,664
Property and equipment, net	1,579	1,689
Deferred financing costs, net	123	448
Goodwill	314	314
Other assets	389	398
Non-current assets from discontinued operations		369
Total assets	22,559	23,882
CURRENT LIABILITIES:
Notes payable - bank	8,596	8,086
Accounts payable	4,082	3,542
Accrued expenses and other current liabilities	14,132	12,817
Income taxes payable	1,714	1,560
Current liabilities from discontinued operations	1,937	3,644
Total current liabilities	30,461	29,649
Convertible notes payable to related party, including accrued interest	28,127	20,846
Liability to United States Department of Labor	582	851
Other liabilities	75	150
Total liabilities	59,245	51,496
COMMITMENTS AND CONTINGENCIES (NOTES 13 and 15)
SHAREHOLDERS' DEFICIT:
Common stock, 0.45 Euro par value; 17,000,000 shares authorized; 8,036,698 shares issued and outstanding as of December 31, 2012 and 2011, respectively	4,492	4,492
Additional paid-in capital	20,891	20,828
Accumulated deficit	(55,192)	(46,176)
Accumulated other comprehensive loss	(6,877)	(6,758)
Total shareholders' deficit	(36,686)	(27,614)
Total liabilities and shareholders' deficit	$ 22,559	$ 23,882